Liabilities Measured at Fair Value on a Recurring Basis - Weighted-Average Assumptions (Details) - HZO, Inc. and Subsidiaries - Level 3 - Fair value measurements, recurring	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025 Y	Dec. 31, 2024 Y
Risk-free interest rate
Fair Value Measurements
Warrant liability measurement input	0.034	0.034		0.04
Expected stock price volatility
Fair Value Measurements
Warrant liability measurement input	0.60	0.60		0.60
Expected dividend yield
Fair Value Measurements
Warrant liability measurement input	0	0		0
Expected term (years)
Fair Value Measurements
Warrant liability measurement input	0.6	2	2	2.5